Cash and Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents and Short-term Investments [Abstract]
Cash and Cash Equivalents and Short-term Investments

2. Cash and Cash Equivalents and Short-term Investments

A summary of cash and cash equivalents and short-term investments, classified as available-for-sale and carried at fair value is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized (Loss)	Estimated Fair Value
December 31, 2011
Cash and cash equivalents	$2,148	$—	$—	$2,148

Short-term investments:
Commercial paper	$799	$—	$—	$799
Certificates of deposit	730	—	—	730
U.S. Treasury and agencies	4,986	1	—	4,987

Total	$6,515	$1	$—	$6,516

December 31, 2010
Cash and cash equivalents	$5,295	$—	$—	$5,295

Short-term investments:
U.S. Treasury notes	251	—	—	251

Total	$251	$—	$—	$251

All short-term investments at December 31, 2011 and 2010 mature in less than one year. Unrealized holding gains and losses on securities classified as available-for-sale are recorded in accumulated other comprehensive income.